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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03826

AIM Sector Funds (Invesco Sector Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 04/30

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

Invesco American Value Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	VK-AMVA-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.05%

Aerospace & Defense–2.53%

Textron Inc.	1,233,894	$52,514,529

Air Freight & Logistics–1.30%

UTi Worldwide, Inc. (b)	2,280,555	27,070,188

Alternative Carriers–2.41%

Level 3 Communications, Inc. (b)	1,005,182	49,997,753

Apparel Retail–1.01%

Ascena Retail Group, Inc. (b)	1,813,959	20,969,366

Apparel, Accessories & Luxury Goods–1.08%

Fossil Group, Inc. (b)	228,236	22,321,481

Application Software–5.09%

Cadence Design Systems, Inc. (b)	2,363,939	42,527,263

Citrix Systems, Inc. (b)	1,068,047	63,292,465
		105,819,728

Asset Management & Custody Banks–4.09%

American Capital Ltd. (b)	2,777,313	38,854,609

Northern Trust Corp.	706,750	46,207,315
		85,061,924

Auto Parts & Equipment–5.00%

Dana Holding Corp.	2,025,342	42,268,888

Johnson Controls, Inc.	1,326,913	61,661,647
		103,930,535

Automotive Retail–1.92%

Advance Auto Parts, Inc.	251,127	39,929,193

Building Products–4.86%

Masco Corp.	1,732,551	43,036,567

Owens Corning Inc.	1,447,139	57,957,917
		100,994,484

Communications Equipment–2.26%

Ciena Corp. (b)	2,529,214	46,841,043

Construction Materials–0.10%

Eagle Materials Inc.	28,716	2,045,153

Diversified Banks–2.19%

Comerica Inc.	1,096,140	45,489,810

Diversified Chemicals–2.14%

Eastman Chemical Co.	625,958	44,374,163

Electric Utilities–2.32%

Edison International	708,412	48,278,278

Environmental & Facilities Services–1.62%

Clean Harbors, Inc. (b)	712,070	33,695,152

	Shares	Value

Health Care Equipment–1.98%

CareFusion Corp. (b)	691,984	$41,034,651

Health Care Facilities–7.64%

Brookdale Senior Living Inc. (b)	1,254,726	42,347,003

HealthSouth Corp.	1,382,515	60,968,911

Universal Health Services, Inc. -Class B	541,165	55,485,647
		158,801,561

Heavy Electrical Equipment–1.86%

Babcock & Wilcox Co. (The)	1,421,082	38,696,063

Industrial Machinery–5.64%

Ingersoll-Rand PLC	817,183	54,260,951

Pentair PLC (United Kingdom)	702,958	43,449,834

Snap-on Inc.	147,194	19,534,116
		117,244,901

Insurance Brokers–4.95%

Arthur J. Gallagher & Co.	649,612	28,862,261

Marsh & McLennan Cos., Inc.	761,401	40,940,532

Willis Group Holdings PLC	761,290	32,963,857
		102,766,650

Investment Banking & Brokerage–2.26%

Stifel Financial Corp. (b)	996,419	46,981,156

IT Consulting & Other Services–2.88%

Teradata Corp. (b)	1,341,385	59,772,115

Life Sciences Tools & Services–1.99%

PerkinElmer, Inc.	904,312	41,336,101

Multi-Utilities–0.92%

CenterPoint Energy, Inc.	825,129	19,052,229

Oil & Gas Equipment & Services–1.81%

Amec Foster Wheeler PLC (United Kingdom)	3,001,483	35,948,293

Amec Foster Wheeler PLC -ADR (United Kingdom)	143,068	1,701,078
		37,649,371

Oil & Gas Exploration & Production–1.06%

Newfield Exploration Co. (b)	739,506	22,022,489

Oil & Gas Storage & Transportation–1.70%

Williams Cos., Inc. (The)	804,716	35,294,844

Packaged Foods & Meats–2.64%

ConAgra Foods, Inc.	1,547,479	54,827,181

Property & Casualty Insurance–3.80%

ACE Ltd.	234,021	25,264,907

FNF Group	1,531,299	53,748,595
		79,013,502

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Publishing–1.37%

Gannett Co., Inc.	920,128	$28,533,169

Real Estate Operating Companies–3.22%

Forest City Enterprises, Inc. -Class A (b)	2,733,759	66,977,095

Regional Banks–5.45%

BB&T Corp.	1,267,052	44,714,265
Wintrust Financial Corp.	975,087	42,387,032
Zions Bancorp.	1,093,864	26,208,981
		113,310,278

Specialty Chemicals–1.93%

W.R. Grace & Co. (b)	462,554	40,094,181

Technology Hardware, Storage & Peripherals–2.45%

Diebold, Inc.	415,768	12,971,961
NetApp, Inc.	1,005,211	37,996,976
		50,968,937

	Shares	Value

Trucking–0.58%

Swift Transportation Co. (b)	486,848	$11,966,724
Total Common Stocks & Other Equity Interests (Cost $1,707,938,421)		1,995,675,978

Money Market Funds–4.03%

Liquid Assets Portfolio –Institutional Class (c)	41,935,010	41,935,010
Premier Portfolio –Institutional Class (c)	41,935,009	41,935,009
Total Money Market Funds (Cost $83,870,019)		83,870,019
TOTAL INVESTMENTS–100.08% (Cost $1,791,808,440)		2,079,545,997
OTHER ASSETS LESS LIABILITIES–(0.08)%		(1,741,593)
NET ASSETS–100.00%		$2,077,804,404

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco American Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,043,597,704	$35,948,293	$—	$2,079,545,997
Forward Foreign Currency Contracts*	—	216,921	—	216,921
Total Investments	$2,043,597,704	$36,165,214	$—	$2,079,762,918
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
02/13/15	Bank of New York Mellon (The)	GBP	9,875,598	USD	14,978,981	$14,872,131	$106,850
02/13/15	State Street Bank and Trust Co.	GBP	9,882,809	USD	14,993,061	14,882,990	110,071
Total forward foreign currency contracts - Currency Risk							$216,921

Currency Abbreviations:

GBP — British Pound Sterling

USD — U.S. Dollar

Invesco American Value Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $660,899,572 and $539,352,863, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$354,467,621
Aggregate unrealized (depreciation) of investment securities	(67,430,939)
Net unrealized appreciation of investment securities	$287,036,682
Cost of investments for tax purposes is $1,792,509,315.

Invesco American Value Fund

Invesco Comstock Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	VK-COM-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.09%

Aerospace & Defense–2.12%

Honeywell International Inc.	982,924	$96,090,650
Textron Inc.	4,149,247	176,591,953
		272,682,603

Aluminum–0.84%

Alcoa Inc.	6,934,048	108,517,851

Apparel, Accessories & Luxury Goods–0.43%

Fossil Group, Inc. (b)	564,366	55,194,995

Application Software–1.45%

Autodesk, Inc. (b)	989,437	53,434,545
Citrix Systems, Inc. (b)	2,239,387	132,706,074
		186,140,619

Asset Management & Custody Banks–3.00%

Bank of New York Mellon Corp. (The)	4,873,398	175,442,328
State Street Corp.	2,941,448	210,342,946
		385,785,274

Auto Parts & Equipment–1.82%

Johnson Controls, Inc.	5,027,613	233,633,176

Automobile Manufacturers–1.71%

General Motors Co.	6,753,231	220,290,395

Broadcasting–0.48%

CBS Corp. -Class B	1,118,994	61,332,061

Cable & Satellite–2.62%

Comcast Corp. -Class A	3,418,417	181,671,772
Time Warner Cable Inc.	1,140,848	155,303,638
		336,975,410

Communications Equipment–1.93%

Cisco Systems, Inc.	9,432,017	248,675,128

Department Stores–1.47%

Kohl’s Corp.	3,161,737	188,818,934

Diversified Banks–11.19%

Bank of America Corp.	15,902,583	240,924,133
Citigroup Inc.	11,250,767	528,223,511
JPMorgan Chase & Co.	6,953,572	378,135,245
U.S. Bancorp	1,194,277	50,052,149
Wells Fargo & Co.	4,649,637	241,409,153
		1,438,744,191

Drug Retail–0.66%

CVS Health Corp.	865,272	84,935,099

	Shares	Value

Electric Utilities–0.53%

FirstEnergy Corp.	1,690,018	$68,158,426

Electrical Components & Equipment–0.92%

Emerson Electric Co.	2,076,487	118,235,170

Electronic Components–0.93%

Corning Inc.	5,028,910	119,537,191

General Merchandise Stores–1.06%

Target Corp.	1,851,726	136,305,551

Health Care Equipment–0.68%

Medtronic PLC	1,220,399	87,136,489

Health Care Services–0.80%

Express Scripts Holding Co. (b)	1,273,074	102,749,803

Hotels, Resorts & Cruise Lines–2.19%

Carnival Corp.	6,405,608	281,590,528

Housewares & Specialties–0.71%

Newell Rubbermaid Inc.	2,486,142	91,664,056

Hypermarkets & Super Centers–0.69%

Wal-Mart Stores, Inc.	1,046,032	88,891,799

Industrial Conglomerates–2.48%

General Electric Co.	13,351,340	318,963,513

Industrial Machinery–1.44%

Ingersoll-Rand PLC	2,794,223	185,536,407

Integrated Oil & Gas–8.94%

BP PLC -ADR (United Kingdom)	6,159,304	239,165,775
Chevron Corp.	1,400,140	143,556,354
Hess Corp.	1,014,472	68,466,715
Occidental Petroleum Corp.	1,595,478	127,638,240
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,480,720	275,340,244
Suncor Energy, Inc. (Canada)	9,892,274	294,888,688
		1,149,056,016

Integrated Telecommunication Services–1.44%

Verizon Communications Inc.	2,433,328	111,227,423
Vivendi S.A. (France)	3,088,423	73,333,050
		184,560,473

Internet Software & Services–2.26%

eBay Inc. (b)	4,054,760	214,902,280
Yahoo! Inc. (b)	1,715,386	75,459,830
		290,362,110

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Investment Banking & Brokerage–2.44%
Goldman Sachs Group, Inc. (The)	669,883	$115,494,528
Morgan Stanley	5,868,383	198,410,029
		313,904,557

Life & Health Insurance–2.17%
Aflac, Inc.	1,918,792	109,524,647
MetLife, Inc.	3,639,156	169,220,754
		278,745,401

Managed Health Care–1.29%
Anthem, Inc.	1,233,264	166,441,309

Movies & Entertainment–3.46%
Time Warner Inc.	1,046,034	81,517,430
Twenty-First Century Fox, Inc. -Class B	4,860,975	154,822,054
Viacom Inc. -Class B	3,232,420	208,232,496
		444,571,980

Multi-Utilities–0.46%
PG&E Corp.	1,000,788	58,856,342

Oil & Gas Drilling–0.66%
Noble Corp. PLC	5,238,978	84,976,223

Oil & Gas Equipment & Services–2.56%
Halliburton Co.	2,944,412	117,747,036
Weatherford International PLC (b)	20,497,223	211,736,313
		329,483,349

Oil & Gas Exploration & Production–3.16%
Devon Energy Corp.	2,509,814	151,266,490
Murphy Oil Corp.	3,176,677	142,664,564
QEP Resources Inc.	5,580,163	112,830,896
		406,761,950

Packaged Foods & Meats–3.18%
ConAgra Foods, Inc.	6,097,653	216,039,846
Mondelez International Inc. -Class A	2,630,585	92,701,815
Unilever N.V. -New York Shares (United Kingdom)	2,295,017	99,534,887
		408,276,548

Paper Products–0.96%
International Paper Co.	2,331,810	122,793,115

Pharmaceuticals–9.44%
AbbVie Inc.	1,567,009	94,568,993
Bristol-Myers Squibb Co.	1,541,047	92,878,903
GlaxoSmithKline PLC -ADR (United Kingdom)	1,173,612	51,638,928
Merck & Co., Inc.	4,531,064	273,132,538
Novartis AG (Switzerland)	2,373,655	231,411,854
Pfizer Inc.	6,356,920	198,653,750
Roche Holding AG -ADR (Switzerland)	3,022,160	102,074,361
Sanofi -ADR (France)	3,685,736	169,875,572
		1,214,234,899

Property & Casualty Insurance–1.42%
Allstate Corp. (The)	2,619,601	182,821,954

	Shares	Value

Regional Banks–2.46%
Fifth Third Bancorp	7,385,503	$127,769,202
PNC Financial Services Group, Inc. (The)	2,227,534	188,315,724
		316,084,926

Semiconductors–1.06%
Intel Corp.	4,106,886	135,691,513

Systems Software–3.19%
Microsoft Corp.	5,377,580	217,254,232
Symantec Corp.	7,784,549	192,823,279
		410,077,511

Technology Hardware, Storage & Peripherals–1.39%
Hewlett-Packard Co.	4,938,426	178,425,331
Total Common Stocks & Other Equity Interests (Cost $9,943,838,693)		12,096,620,176

Money Market Funds–5.93%
Liquid Assets Portfolio –Institutional Class (c)	381,495,334	381,495,334
Premier Portfolio –Institutional Class (c)	381,495,334	381,495,334
Total Money Market Funds (Cost $762,990,668)		762,990,668
TOTAL INVESTMENTS–100.02% (Cost $10,706,829,361)		12,859,610,844
OTHER ASSETS LESS LIABILITIES–(0.02)%		(3,077,229)
NET ASSETS–100.00%		$12,856,533,615

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE	2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1–	Prices are determined using quoted prices in an active market for identical assets.
Level 2–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$12,452,791,579	$406,819,265	$—	$12,859,610,844
Forward Foreign Currency Contracts*	—	9,040,810	—	9,040,810
Total Investments	$12,452,791,579	$415,860,075	$—	$12,868,651,654
*	Unrealized appreciation.

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement Date		Contract to				Notional	Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
02/13/15	Barclays Capital Inc.	CAD	75,160,671	USD	62,831,287	$59,147,912	$3,683,375
02/13/15	CIBC World Markets Corp.	CAD	75,192,154	USD	62,835,544	59,172,687	3,662,857
02/13/15	Deutsche Bank AG	CAD	75,160,671	USD	62,812,962	59,147,912	3,665,050
02/13/15	Goldman Sachs & Co.	CAD	75,160,671	USD	62,809,760	59,147,912	3,661,848
02/13/15	Barclays Capital Inc.	CHF	71,648,425	USD	70,670,696	78,076,341	(7,405,645)
02/13/15	CIBC World Markets Corp.	CHF	71,648,425	USD	70,677,667	78,076,341	(7,398,674)
02/13/15	Deutsche Bank AG	CHF	71,639,476	USD	70,650,371	78,066,589	(7,416,218)
02/13/15	Goldman Sachs & Co.	CHF	71,648,426	USD	70,671,742	78,076,342	(7,404,600)
02/13/15	Barclays Capital Inc.	EUR	88,313,287	USD	104,597,374	99,803,287	4,794,087
02/13/15	CIBC World Markets Corp.	EUR	88,313,287	USD	104,615,478	99,803,287	4,812,191
02/13/15	Deutsche Bank AG	EUR	88,313,286	USD	104,608,853	99,803,286	4,805,567
02/13/15	Goldman Sachs & Co.	EUR	88,326,162	USD	104,610,856	99,817,837	4,793,019
02/13/15	RBC Capital Markets Corp.	EUR	88,313,287	USD	104,569,820	99,803,287	4,766,533
02/13/15	Barclays Capital Inc.	GBP	38,599,976	USD	58,562,340	58,129,534	432,806
02/13/15	CIBC World Markets Corp.	GBP	38,618,211	USD	58,587,688	58,156,994	430,694
02/13/15	Deutsche Bank AG	GBP	38,618,209	USD	58,597,301	58,156,991	440,310
02/13/15	Goldman Sachs & Co.	GBP	38,618,211	USD	58,593,481	58,156,994	436,487
02/13/15	Deutsche Bank AG	USD	27,218,742	CHF	23,400,497	25,499,865	(1,718,877)
Total Forward Foreign Currency Contracts - Currency Risk							$9,040,810

Currency Abbreviations:

CAD — Canadian Dollar	GBP — British Pound Sterling

CHF — Swiss Franc	USD — U.S. Dollar

EUR — Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $2,160,626,886 and $1,686,840,475, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,663,532,434
Aggregate unrealized (depreciation) of investment securities	(520,572,162)
Net unrealized appreciation of investment securities	$2,142,960,272
Cost of investments for tax purposes is $10,716,650,572.

Invesco Comstock Fund

Invesco Dividend Income Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	I-DIVI-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.05%

Aerospace & Defense–4.77%

General Dynamics Corp.	81,989	$10,921,755
Lockheed Martin Corp.	110,459	20,807,162
		31,728,917

Air Freight & Logistics–0.78%

United Parcel Service, Inc. -Class B	52,538	5,192,856

Asset Management & Custody Banks–3.22%

Federated Investors, Inc. -Class B	475,972	15,045,475
Waddell & Reed Financial, Inc. -Class A	142,952	6,391,384
		21,436,859

Auto Parts & Equipment–0.74%

Johnson Controls, Inc.	105,543	4,904,583

Department Stores–0.99%

Marks & Spencer Group PLC (United Kingdom)	902,950	6,587,516

Drug Retail–1.41%

Walgreens Boots Alliance, Inc.	126,916	9,360,055

Electric Utilities–11.86%

American Electric Power Co., Inc.	87,326	5,484,946
Duke Energy Corp.	192,528	16,776,890
Exelon Corp.	184,158	6,637,054
Pepco Holdings, Inc.	626,449	17,196,025
Pinnacle West Capital Corp.	226,902	15,923,983
Portland General Electric Co.	231,769	9,201,229
Xcel Energy, Inc.	203,923	7,653,230
		78,873,357

Food Distributors–1.86%

Sysco Corp.	315,745	12,367,732

Gas Utilities–3.92%

AGL Resources Inc.	244,143	13,764,782
WGL Holdings Inc.	217,618	12,295,417
		26,060,199

General Merchandise Stores–1.82%

Target Corp.	164,344	12,097,362

Heavy Electrical Equipment–1.06%

ABB Ltd. (Switzerland)	369,221	7,072,505

Household Products–2.89%

Kimberly-Clark Corp.	71,990	7,772,040
Procter & Gamble Co. (The)	135,588	11,428,713
		19,200,753

	Shares	Value

Integrated Oil & Gas–3.58%

Exxon Mobil Corp.	52,467	$4,586,665
Royal Dutch Shell PLC -Class B (United Kingdom)	247,789	7,888,305
Total S.A. (France)	219,530	11,342,024
		23,816,994

Integrated Telecommunication Services–7.17%

AT&T Inc.	430,184	14,161,657
CenturyLink Inc.	314,435	11,687,549
Deutsche Telekom AG (Germany)	500,216	8,639,756
Verizon Communications Inc.	288,123	13,170,102
		47,659,064

Multi-Utilities–9.75%

CMS Energy Corp.	293,383	11,069,341
Dominion Resources, Inc.	115,650	8,892,328
DTE Energy Co.	104,313	9,352,704
National Grid PLC (United Kingdom)	556,618	7,828,005
Public Service Enterprise Group Inc.	292,487	12,483,345
Sempra Energy	47,207	5,283,407
TECO Energy, Inc.	465,184	9,922,375
		64,831,505

Packaged Foods & Meats–8.46%

Campbell Soup Co.	402,647	18,417,074
General Mills, Inc.	358,806	18,830,139
Kraft Foods Group, Inc.	291,130	19,022,434
		56,269,647

Paper Packaging–2.27%

Avery Dennison Corp.	75,459	3,944,242
Sonoco Products Co.	252,522	11,161,472
		15,105,714

Pharmaceuticals–6.66%

Bristol-Myers Squibb Co.	147,303	8,877,952
Eli Lilly and Co.	210,673	15,168,456
Johnson & Johnson	120,746	12,091,505
Merck & Co., Inc.	134,462	8,105,369
		44,243,282

Property & Casualty Insurance–0.78%

Travelers Cos., Inc. (The)	50,182	5,159,713

Regional Banks–2.36%

Cullen/Frost Bankers, Inc.	105,783	6,590,281
M&T Bank Corp.	80,624	9,123,412
		15,713,693

Restaurants–3.47%

Darden Restaurants, Inc.	192,958	11,843,762
McDonald’s Corp.	121,542	11,235,343
		23,079,105

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Semiconductors–2.59%

Linear Technology Corp.	181,293	$8,147,307
Microchip Technology Inc.	200,989	9,064,604
		17,211,911

Soft Drinks–2.09%

Coca-Cola Co. (The)	336,790	13,865,644

Specialized REIT’s–1.22%

Plum Creek Timber Co., Inc.	182,200	8,111,544

Tobacco–4.33%

Altria Group, Inc.	362,579	19,252,945
Philip Morris International Inc.	118,905	9,540,937
		28,793,882
Total Common Stocks & Other Equity Interests (Cost $461,686,421)		598,744,392

	Shares	Value

Money Market Funds–10.72%

Liquid Assets Portfolio – Institutional Class (b)	35,657,978	$35,657,978
Premier Portfolio –Institutional Class (b)	35,657,978	35,657,978
Total Money Market Funds (Cost $71,315,956)		71,315,956

TOTAL INVESTMENTS–100.77% (Cost $533,002,377)		670,060,348
OTHER ASSETS LESS LIABILITIES–(0.77)%		(5,145,841)
NET ASSETS–100.00%		$664,914,507

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco Dividend Income Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$635,929,509	$34,130,839	$—	$670,060,348

Forward Foreign Currency Contracts*	—	362,129	—	362,129

Total Investments	$635,929,509	$34,492,968	$—	$670,422,477

*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts

Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation
			Deliver		Receive

03/27/2015	Citigroup Global Markets Inc.	EUR	4,217,818	USD	4,966,734	$4,768,304	$198,430

03/27/2015	Deutsche Bank AG.	EUR	3,472,944	USD	4,089,912	3,926,213	163,699

Total Forward Foreign Currency Contracts - Currency Risk							$362,129

Currency Abbreviations:

EUR — Euro
USD — U.S. Dollar

Invesco Dividend Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $102,166,654 and $16,583,403, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$141,082,946

Aggregate unrealized (depreciation) of investment securities	(4,028,085)

Net unrealized appreciation of investment securities	$137,054,861

Cost of investments for tax purposes is $533,005,487.

Invesco Dividend Income Fund

Invesco Energy Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	I-ENE-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.01%

Integrated Oil & Gas–31.94%

BG Group PLC (United Kingdom)	2,040,484	$27,188,131
BP PLC -ADR (United Kingdom)	732,086	28,426,899
Cenovus Energy Inc. (Canada)	1,306,773	24,757,203
Chevron Corp.	402,260	41,243,718
Exxon Mobil Corp.	563,865	49,293,078
Galp Energia, SGPS, S.A. (Portugal)	625,749	6,594,315
Hess Corp.	352,793	23,810,000
Occidental Petroleum Corp.	381,107	30,488,560
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	725,258	44,567,104
Suncor Energy, Inc. (Canada)	1,340,965	40,002,026
		316,371,034

Oil & Gas Drilling–4.34%

Ensco PLC -Class A	905,385	25,386,995
Helmerich & Payne, Inc.	295,232	17,584,018
		42,971,013

Oil & Gas Equipment & Services–10.96%

Cameron International Corp. (b)	390,973	17,507,771
Halliburton Co.	410,508	16,416,215
National Oilwell Varco Inc.	80,269	4,369,042
Schlumberger Ltd.	349,026	28,756,252
Superior Energy Services, Inc.	513,849	10,276,980
Tidewater Inc.	645,865	18,898,010
Weatherford International PLC (b)	1,194,919	12,343,513
		108,567,783

Oil & Gas Exploration & Production–43.80%

Anadarko Petroleum Corp.	480,078	39,246,376
Apache Corp.	819,082	51,249,961
Cabot Oil & Gas Corp.	471,308	12,489,662
Canadian Natural Resources Ltd. (Canada)	1,247,385	36,169,747
Cobalt International Energy, Inc. (b)	2,257,679	20,590,032
Concho Resources Inc. (b)	249,899	27,701,304
Devon Energy Corp.	899,190	54,194,181
EOG Resources, Inc.	376,524	33,521,932
Marathon Oil Corp.	729,356	19,400,870
Noble Energy, Inc.	468,539	22,368,052
Oasis Petroleum Inc. (b)	1,065,556	14,321,073
PrairieSky Royalty Ltd. (Canada)	474,329	10,218,327
Range Resources Corp.	342,847	15,863,531
Rosetta Resources, Inc. (b)	358,244	6,115,225
Southwestern Energy Co. (b)	918,002	22,757,270
Tullow Oil PLC (United Kingdom)	2,039,338	11,175,602
Ultra Petroleum Corp. (b)	1,559,555	19,884,326

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Whiting Petroleum Corp. (b)	554,178	$16,636,423
		433,903,894

Oil & Gas Refining & Marketing–3.97%

Phillips 66	559,258	39,327,023

Total Common Stocks & Other Equity Interests (Cost $997,217,183)		941,140,747

Money Market Funds–5.13%

Liquid Assets Portfolio –Institutional Class (c)	25,389,603	25,389,603
Premier Portfolio –Institutional Class (c)	25,389,603	25,389,603
Total Money Market Funds (Cost $50,779,206)		50,779,206
TOTAL INVESTMENTS–100.14% (Cost $1,047,996,389)		991,919,953
OTHER ASSETS LESS LIABILITIES–(0.14)%		(1,385,323)
NET ASSETS–100.00%		$990,534,630

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

IInvesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Energy Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such

Invesco Energy Fund

E.	Foreign Currency Translations – (continued)

transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Energy Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$946,961,905	$44,958,048	$—	$991,919,953

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $272,074,971 and $249,017,126, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$120,015,948
Aggregate unrealized (depreciation) of investment securities	(180,070,843)
Net unrealized appreciation (depreciation) of investment securities	$(60,054,895)
Cost of investments for tax purposes is $1,051,974,848.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	I-GPM-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.38%

Brazil–2.55%

Yamana Gold Inc.	1,668,554	$6,857,757

Canada–72.67%

Agnico Eagle Mines Ltd.	427,363	14,410,680
Alamos Gold Inc.	863,016	4,605,469
B2Gold Corp. (a)	4,131,789	8,130,242
Barrick Gold Corp.	592,274	7,569,262
Belo Sun Mining Corp. (a)	5,484,500	949,697
Continental Gold Ltd. (a)	3,064,107	5,112,874
Detour Gold Corp. (a)	1,414,288	14,471,267
Eldorado Gold Corp.	1,929,691	9,264,947
Franco-Nevada Corp.	280,319	16,179,293
Goldcorp, Inc.	556,338	13,368,802
Ivanhoe Mines Ltd. -Class A (a)	4,146,436	2,480,355
Ivanhoe Mines Ltd. -Wts. expiring 12/10/15(a)	2,088,713	49,320
Kinross Gold Corp. (a)	2,354,866	7,988,566
Lydian International, Ltd. (a)	4,850,606	2,099,830
New Gold Inc. (a)	2,265,085	9,930,361
Orezone Gold Corp. (a)	439,645	193,783
Pan American Silver Corp.	249,930	2,914,184
Platinum Group Metals Ltd. (a)	9,610,375	4,538,548
Pretium Resources Inc. (a)	659,077	4,424,972
Primero Mining Corp. (a)	690,812	2,773,035
Rio Alto Mining Ltd. (a)	2,528,701	7,224,860
Rubicon Minerals Corp. (a)	5,499,457	6,406,294
Sandstorm Gold Ltd. (a)	840,808	3,388,380
SEMAFO Inc. (a)	1,917,252	6,715,286
Silver Wheaton Corp.	549,528	12,622,658
Torex Gold Resources Inc. (a)	13,622,050	15,546,614
Turquoise Hill Resources Ltd. (a)	4,164,717	12,095,872
		195,455,451

Mali–4.55%

Randgold Resources Ltd. -ADR	143,585	12,242,057

Mexico–3.74%

Fresnillo PLC	743,252	10,039,893

South Africa–1.24%

Gold Fields Ltd. -ADR	563,522	3,324,780

United States–12.63%

Boart Longyear Ltd. (a)	8,475,242	1,080,058
iShares® Gold Trust - ETF (a)	696,300	8,655,009
Newmont Mining Corp.	319,620	8,038,443
SPDR® Gold Trust - ETF (a)	93,400	11,530,230

	Shares	Value

United States–(continued)

Tahoe Resources Inc.	342,027	$4,668,042
		33,971,782
Total Common Stocks & Other Equity Interests (Cost $323,629,913)		261,891,720

Money Market Funds–3.06%

Liquid Assets Portfolio –Institutional Class (b)	4,116,226	4,116,226
Premier Portfolio –Institutional Class (b)	4,116,226	4,116,226
Total Money Market Funds (Cost $8,232,452)		8,232,452
TOTAL INVESTMENTS–100.44% (Cost $331,862,365)		270,124,172
OTHER ASSETS LESS LIABILITIES–(0.44)%		(1,172,023)
NET ASSETS–100.00%		$268,952,149

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Gold & Precious Metals Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Gold & Precious Metals Fund

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Brazil	$6,857,757	$—	$—	$6,857,757
Canada	195,455,451	—	—	195,455,451
Mali	12,242,057	—	—	12,242,057
Mexico	—	10,039,893	—	10,039,893
South Africa	3,324,780	—	—	3,324,780
United States	41,124,176	1,080,058	—	42,204,234
Total Investments	$259,004,221	$11,119,951	$—	$270,124,172

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $84,982,214 and $89,016,326, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$35,521,153
Aggregate unrealized (depreciation) of investment securities	(129,539,250)
Net unrealized appreciation (depreciation) of investment securities	$(94,018,097)
Cost of investments for tax purposes is $364,142,269.

Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	VK-MCG-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.61%

Aerospace & Defense–2.12%

B/E Aerospace, Inc. (b)	549,938	$32,077,884
DigitalGlobe Inc. (b)	1,085,545	29,190,305
		61,268,189

Airlines–2.27%

Delta Air Lines, Inc.	798,477	37,775,947
United Continental Holdings Inc. (b)	397,557	27,578,529
		65,354,476

Apparel Retail–1.32%

L Brands, Inc.	449,391	38,031,960

Apparel, Accessories & Luxury Goods–1.23%

Under Armour, Inc. -Class A (b)	492,247	35,481,164

Application Software–2.16%

Cadence Design Systems, Inc. (b)	2,319,348	41,725,070
SolarWinds, Inc. (b)	426,272	20,524,997
		62,250,067

Asset Management & Custody Banks–1.70%

Ameriprise Financial, Inc.	391,812	48,952,991

Auto Parts & Equipment–1.06%

Gentherm Inc. (b)	829,437	30,506,693

Automobile Manufacturers–0.91%

Tesla Motors, Inc. (b)	128,881	26,240,172

Automotive Retail–1.97%

Advance Auto Parts, Inc.	180,202	28,652,118
O’Reilly Automotive, Inc. (b)	150,249	28,150,653
		56,802,771

Biotechnology–4.14%

Alexion Pharmaceuticals, Inc. (b)	194,441	35,629,369
Medivation Inc. (b)	482,649	52,521,864
Synageva BioPharma Corp. (b)(c)	271,568	31,290,065
		119,441,298

Building Products–3.77%

A.O. Smith Corp.	732,651	43,526,796
Lennox International Inc.	410,757	40,381,521
Owens Corning Inc.	617,350	24,724,867
		108,633,184

Casinos & Gaming–0.76%

Wynn Resorts Ltd.	148,409	21,957,112

	Shares	Value

Commodity Chemicals–0.51%

LyondellBasell Industries N.V. -Class A	184,845	$14,619,391

Communications Equipment–2.27%

Palo Alto Networks, Inc. (b)	518,491	65,532,078

Construction Machinery & Heavy Trucks–1.15%

Manitowoc Co., Inc. (The)	1,015,761	18,994,731
Wabtec Corp.	170,957	14,266,361
		33,261,092

Consumer Electronics–2.41%

Harman International Industries, Inc.	536,828	69,589,014

Data Processing & Outsourced Services–1.02%

Alliance Data Systems Corp. (b)	101,762	29,391,918

Distillers & Vintners–2.22%

Constellation Brands, Inc. -Class A (b)	578,336	63,877,211

Diversified Support Services–1.02%

KAR Auction Services Inc.	861,367	29,381,228

Electrical Components & Equipment–0.51%

Rockwell Automation, Inc.	134,686	14,669,999

Electronic Components–1.61%

Amphenol Corp. -Class A	865,440	46,482,782

Electronic Equipment & Instruments–0.60%

Cognex Corp. (b)	471,941	17,343,832

Food Retail–1.82%

Kroger Co. (The)	758,479	52,372,975

General Merchandise Stores–1.30%

Burlington Stores, Inc. (b)	752,096	37,522,069

Health Care Equipment–1.26%

Boston Scientific Corp. (b)	1,951,620	28,903,492
Wright Medical Group, Inc. (b)	304,931	7,443,366
		36,346,858

Health Care Facilities–1.02%

Universal Health Services, Inc. -Class B	286,118	29,335,679

Health Care Services–2.87%

Omnicare, Inc.	689,028	51,663,319
Team Health Holdings, Inc. (b)	600,978	31,070,563
		82,733,882

Home Entertainment Software–0.75%

Activision Blizzard, Inc.	1,038,300	21,695,279

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Hotels, Resorts & Cruise Lines–1.00%

Royal Caribbean Cruises Ltd.	382,897	$28,927,868

Household Appliances–1.00%

Whirlpool Corp.	144,309	28,729,036

Housewares & Specialties–1.37%

Jarden Corp. (b)	825,301	39,630,954

Industrial Conglomerates–1.24%

Carlisle Cos. Inc.	397,835	35,677,843

Industrial Machinery–1.14%

Flowserve Corp.	602,319	32,820,362

Internet Retail–0.70%

Netflix Inc. (b)	46,017	20,330,311

Internet Software & Services–0.49%

LinkedIn Corp. -Class A (b)	62,967	14,151,204

Investment Banking & Brokerage–1.14%

Lazard Ltd. -Class A	718,881	32,924,750

IT Consulting & Other Services–0.78%

Gartner, Inc. (b)	267,022	22,488,593

Leisure Products–1.71%

Brunswick Corp.	906,391	49,198,903

Life Sciences Tools & Services–3.09%

Illumina, Inc. (b)	301,393	58,828,900
VWR Corp. (b)	1,257,488	30,380,910
		89,209,810

Movies & Entertainment–1.69%

Cinemark Holdings, Inc.	1,313,336	48,816,699

Oil & Gas Exploration & Production–4.67%

Cimarex Energy Co.	212,316	21,911,011
Concho Resources Inc. (b)	360,484	39,959,651
EQT Corp.	312,126	23,234,660
Laredo Petroleum Inc. (b)(c)	2,232,958	21,905,318
Pioneer Natural Resources Co.	182,831	27,521,550
		134,532,190

Oil & Gas Storage & Transportation–0.51%

Cheniere Energy, Inc. (b)	204,287	14,582,006

Packaged Foods & Meats–1.64%

Mead Johnson Nutrition Co.	478,903	47,167,156

Pharmaceuticals–5.29%

Actavis PLC (b)	211,039	56,250,335
Mylan Inc. (b)	692,854	36,825,190
Pacira Pharmaceuticals, Inc. (b)	552,651	59,327,085
		152,402,610

	Shares	Value

Real Estate Services–1.75%

Realogy Holdings Corp. (b)	1,086,537	$50,523,971

Regional Banks–1.56%
SVB Financial Group (b)	398,289	44,966,828

Research & Consulting Services–0.83%

IHS Inc. -Class A (b)	208,134	23,962,467

Semiconductor Equipment–1.27%

Applied Materials, Inc.	1,606,686	36,696,708

Semiconductors–6.41%

Atmel Corp. (b)	3,476,214	28,956,863
Cavium Inc. (b)	710,401	41,778,683
Integrated Device Technology, Inc. (b)	1,507,617	27,574,315
NXP Semiconductors N.V. (Netherlands)(b)	902,351	71,592,528
Qorvo, Inc. (b)	200,309	14,796,826
		184,699,215

Soft Drinks–0.67%

Monster Beverage Corp. (b)	163,986	19,178,163

Specialized Finance–1.52%

Intercontinental Exchange, Inc.	212,524	43,722,563

Specialty Chemicals–2.77%

PPG Industries, Inc.	220,002	49,034,046
Valspar Corp. (The)	370,471	30,908,395
		79,942,441

Specialty Stores–3.51%

Signet Jewelers Ltd.	394,266	47,749,555
Tractor Supply Co.	657,369	53,358,642
		101,108,197

Systems Software–1.75%

ServiceNow, Inc. (b)	691,827	50,434,188

Technology Hardware, Storage & Peripherals–0.46%

Western Digital Corp.	137,762	13,394,599

Tires & Rubber–0.51%

Cooper Tire & Rubber Co.	422,028	14,682,354

Trading Companies & Distributors–0.88%

United Rentals, Inc. (b)	306,707	25,410,675

Trucking–0.68%

Old Dominion Freight Line, Inc. (b)	277,928	19,488,311

Wireless Telecommunication Services–1.83%

SBA Communications Corp. -Class A (b)	452,729	52,833,474
Total Common Stocks & Other Equity Interests (Cost $2,262,697,743)		2,871,709,813

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Money Market Funds–0.50%

Liquid Assets Portfolio –Institutional Class (d)	7,194,001	$7,194,001
Premier Portfolio –Institutional Class (d)	7,194,002	7,194,002
Total Money Market Funds (Cost $14,388,003)		14,388,003
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.11% (Cost $2,277,085,746)		2,886,097,816

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.38%

Liquid Assets Portfolio - Institutional Class (Cost $39,886,880)(d)(e)	39,886,880	$39,886,880
TOTAL INVESTMENTS–101.49% (Cost $2,316,972,626)		2,925,984,696
OTHER ASSETS LESS LIABILITIES–(1.49)%		(43,054,806)
NET ASSETS–100.00%		$2,882,929,890

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2015.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$38,896,349	$(38,896,349)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco Mid Cap Growth Fund

E.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $1,450,567,455 and $1,705,137,838, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$668,959,294
Aggregate unrealized (depreciation) of investment securities	(61,265,649)
Net unrealized appreciation of investment securities	$607,693,645
Cost of investments for tax purposes is $2,318,291,051.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	VK-SCV-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks–95.37%

Air Freight & Logistics–1.37%

UTi Worldwide, Inc. (b)	3,683,600	$43,724,332

Apparel Retail–5.80%

Abercrombie & Fitch Co. -Class A	3,214,774	82,041,033
Chico’s FAS, Inc.	2,301,000	38,380,680
Guess?, Inc.	3,417,936	64,188,838
		184,610,551

Apparel, Accessories & Luxury Goods–1.63%

Quiksilver, Inc. (b)(c)	27,705,284	51,808,881

Asset Management & Custody Banks–1.01%

Waddell & Reed Financial, Inc. -Class A	717,100	32,061,541

Auto Parts & Equipment–4.30%

Dana Holding Corp.	1,640,235	34,231,704
Faurecia (France)	357,700	14,425,778
Gentex Corp.	4,130,300	68,934,707
Modine Manufacturing Co. (b)	1,581,913	19,283,520
		136,875,709

Building Products–2.60%

Owens Corning Inc.	1,469,504	58,853,635
Ply Gem Holdings Inc. (b)	1,893,367	23,856,424
		82,710,059

Construction & Engineering–0.18%

Aegion Corp. (b)	379,686	5,816,789

Construction Machinery & Heavy Trucks–2.15%

Terex Corp.	747,100	16,794,808
WABCO Holdings Inc. (b)	541,500	51,534,555
		68,329,363

Consumer Electronics–1.65%

Harman International Industries, Inc.	404,659	52,455,946

Electronic Components–5.32%

Belden Inc.	1,446,053	119,935,636
Knowles Corp. (b)	2,331,016	49,440,849
		169,376,485

Electronic Manufacturing Services–2.80%

Flextronics International Ltd. (b)	6,718,000	74,704,160
KEMET Corp. (b)(c)	3,744,102	14,227,588
		88,931,748

Health Care Facilities–2.35%

Hanger, Inc. (b)(c)	3,471,321	74,911,107

Health Care Services–1.72%

Chemed Corp.	540,941	54,710,773

	Shares	Value

Health Care Supplies–4.67%

Alere, Inc. (b)	3,651,495	$148,579,332

Homebuilding–1.07%

Installed Building Products Inc. (b)(c)	1,912,244	34,133,555

Human Resource & Employment Services–6.75%

Insperity, Inc.	1,111,652	46,622,685
Kelly Services, Inc. -Class A (c)	1,851,891	31,296,958
Kforce Inc.	780,402	18,261,407
ManpowerGroup Inc.	1,629,032	118,723,852
		214,904,902

Industrial Machinery–2.66%

Briggs & Stratton Corp.	1,584,700	29,174,327
Kennametal Inc.	1,766,100	55,490,862
		84,665,189

Investment Banking & Brokerage–7.11%

E*TRADE Financial Corp. (b)	5,461,200	125,880,660
LPL Financial Holdings, Inc.	2,436,553	100,264,156
		226,144,816

IT Consulting & Other Services–2.61%

Ciber, Inc. (b)(c)	6,751,300	21,806,699
iGATE Corp. (b)	1,732,830	61,342,182
		83,148,881

Leisure Products–1.30%

Callaway Golf Co. (c)	5,061,038	41,298,070

Life & Health Insurance–1.43%

CNO Financial Group, Inc.	2,921,588	45,343,046

Life Sciences Tools & Services–1.49%

PerkinElmer, Inc.	1,039,400	47,510,974

Movies & Entertainment–0.31%

SFX Entertainment, Inc. (b)	3,031,095	9,972,303

Oil & Gas Equipment & Services–0.79%

ION Geophysical Corp. (b)	6,114,743	13,758,172
McDermott International, Inc. (b)	4,990,900	11,229,525
		24,987,697

Oil & Gas Exploration & Production–0.03%

Goodrich Petroleum Corp. (b)	369,032	929,961

Paper Packaging–1.96%

Sealed Air Corp.	1,542,173	62,458,006

Personal Products–4.80%

Elizabeth Arden, Inc. (b)(c)	4,948,346	73,136,554
Nu Skin Enterprises, Inc. -Class A	1,940,881	79,537,303
		152,673,857

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Property & Casualty Insurance–3.83%
AmTrust Financial Services, Inc.	2,405,400	$121,761,348

Regional Banks–6.74%

First Horizon National Corp.	6,639,467	86,246,676
First Niagara Financial Group, Inc.	5,906,512	47,960,878
Zions Bancorp.	3,345,700	80,162,972
		214,370,526

Reinsurance–2.72%

Reinsurance Group of America, Inc.	412,494	34,158,628
Validus Holdings, Ltd.	1,320,400	52,353,860
		86,512,488

Research & Consulting Services–2.32%

FTI Consulting, Inc. (b)	80,218	3,262,466
Navigant Consulting, Inc. (b)	684,534	9,877,826
Resources Connection Inc. (c)	3,627,670	60,582,089
		73,722,381

Semiconductor Equipment–2.29%

Advanced Energy Industries, Inc. (b)	1,469,542	35,269,008
Brooks Automation, Inc.	2,665,784	34,415,271
Lam Research Corp.	41,517	3,173,560
		72,857,839

Semiconductors–3.54%

Lattice Semiconductor Corp. (b)	1,119,250	7,980,252
ON Semiconductor Corp. (b)	10,450,400	104,608,504
		112,588,756

Specialized Finance–1.75%

NASDAQ OMX Group, Inc. (The)	1,219,500	55,609,200

Specialty Chemicals–0.28%

OM Group, Inc.	318,600	8,920,800

Steel–1.80%

Allegheny Technologies, Inc.	1,944,500	55,476,585
Carpenter Technology Corp.	43,082	1,634,531
		57,111,116

Technology Distributors–0.24%

CDW Corp.	221,574	7,591,125
Total Common Stocks (Cost $2,505,735,238)		3,034,119,452

	Principal Amount

Bonds–0.07%

Investment Banking & Brokerage–0.07%

FXCM, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/18 (Cost $1,858,085)	$2,903,800	2,152,442

	Shares	Value

Money Market Funds–4.26%

Liquid Assets Portfolio –Institutional Class (d)	67,829,346	$67,829,346

Premier Portfolio –Institutional Class (d)	67,829,346	67,829,346
Total Money Market Funds (Cost $135,658,692)		135,658,692
TOTAL INVESTMENTS–99.70% (Cost $2,643,252,015)		3,171,930,586
OTHER ASSETS LESS LIABILITIES–0.30%		9,575,513
NET ASSETS–100.00%		$3,181,506,099

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)

Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2015 was $403,201,501, which represented 12.67% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco Small Cap Value Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$3,155,352,366	$14,425,778	$—	$3,169,778,144
Bonds	—	2,152,442	—	2,152,442
Total Investments	$3,155,352,366	$16,578,220	$—	$3,171,930,586

Invesco Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2015.

	Value 04/30/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/15	Interest / Dividend Income
Abercrombie & Fitch Co. – Class A(a)	$135,389,800	$—	$(20,889,931)	$(31,901,018)	$(557,818)	$82,041,033	$2,022,524
Advanced Energy Industries, Inc. (a)	—	37,668,391	(13,932,339)	8,475,014	3,057,942	35,269,008	—
Aegion Corp. (a)	55,376,668	—	(32,501,169)	(12,986,150)	(4,072,560)	5,816,789	—
Callaway Golf Co.	44,081,641	—	—	(2,783,571)	—	41,298,070	151,831
Ciber, Inc.	29,165,616	—	—	(7,358,917)	—	21,806,699	—
Elizabeth Arden, Inc.	51,817,949	66,067,944	—	(44,749,339)	—	73,136,554	—
Goodrich Petroleum Corp. (a)	97,219,563		(35,361,187)	(51,422,242)	(9,506,173)	929,961	—
Hanger, Inc.	—	76,664,206	—	(1,753,099)	—	74,911,107	—
Installed Building Products Inc.	—	22,897,170	—	11,236,385	—	34,133,555	—
JAKKS Pacific, Inc. (a)	21,226,356	—	(18,426,001)	(4,566,858)	1,766,503	—	—
KEMET Corp.	18,757,951	—	—	(4,530,363)	—	14,227,588	—
Kelly Services, Inc. – Class A	—	29,066,785	—	2,230,173	—	31,296,958	61,873
Quiksilver, Inc.	37,702,734	71,604,218	—	(57,498,071)	—	51,808,881	—
Resources Connection Inc.	49,372,589	—	—	11,209,500	—	60,582,089	834,364

Total	$540,110,867	$303,968,714	$(121,110,627)	$(186,398,556)	$(9,312,106)	$527,258,292	$3,070,592
(a)	As of January 31, 2015, this security is no longer considered an affiliate of the Fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $1,040,984,567 and $1,229,456,312, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$777,854,926
Aggregate unrealized (depreciation) of investment securities	(254,137,603)
Net unrealized appreciation of investment securities	$523,717,323
Cost of investments for tax purposes is $2,648,213,263.

Invesco Small Cap Value Fund

Invesco Technology Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	I-TEC-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.60%

Application Software–5.24%

Monitise PLC (United Kingdom)(b)(c)	19,758,116	$3,868,501
salesforce.com, inc. (c)	530,227	29,931,314
Splunk Inc. (c)	86,754	4,480,844
		38,280,659

Biotechnology–13.83%

Alkermes PLC (c)	401,316	28,995,081
Amgen Inc.	136,737	20,819,576
Biogen Idec Inc. (c)	23,832	9,274,461
Celgene Corp. (c)	252,395	30,075,388
Gilead Sciences, Inc. (c)	113,388	11,886,464
		101,050,970

Cable & Satellite–4.38%

DISH Network Corp. -Class A (c)	367,193	25,832,028
Time Warner Cable Inc.	45,488	6,192,281
		32,024,309

Communications Equipment–5.52%

Cisco Systems, Inc.	780,056	20,566,176
Palo Alto Networks, Inc. (c)	106,028	13,400,879
QUALCOMM, Inc.	102,338	6,392,032
		40,359,087

Consumer Electronics–2.63%

Harman International Industries, Inc.	148,381	19,234,629

Data Processing & Outsourced Services–8.56%

Alliance Data Systems Corp. (c)	65,415	18,893,815
MasterCard, Inc. -Class A	370,371	30,381,533
Visa Inc. -Class A	52,062	13,271,124
		62,546,472

Home Entertainment Software–0.16%

Activision Blizzard, Inc.	54,367	1,135,998

Internet Retail–3.06%

Amazon.com, Inc. (c)	32,411	11,490,672
Priceline Group Inc. (The) (c)	10,741	10,842,825
		22,333,497

Internet Software & Services–12.93%

Alibaba Group Holding Ltd. -ADR (China)(c)	195,914	17,452,019
Facebook Inc. -Class A (c)	408,636	31,019,559
Google Inc. -Class A (c)	57,774	31,056,413
Google Inc. -Class C (c)	27,988	14,960,146
		94,488,137

Life Sciences Tools & Services–1.87%

Thermo Fisher Scientific, Inc.	108,983	13,645,761

	Shares	Value

Pharmaceuticals–5.69%

AbbVie Inc.	145,168	$8,760,889
Actavis PLC (c)	71,572	19,076,801
Bristol-Myers Squibb Co.	227,789	13,728,843
		41,566,533

Semiconductor Equipment–1.44%

Applied Materials, Inc.	460,570	10,519,419

Semiconductors–15.83%

ARM Holdings PLC -ADR (United Kingdom)	80,457	3,768,606
Avago Technologies Ltd. (Singapore)	202,143	20,796,472
Micron Technology, Inc. (c)	853,191	24,968,635
NXP Semiconductors N.V. (Netherlands)(c)	423,897	33,631,988
ON Semiconductor Corp. (c)	874,797	8,756,718
Skyworks Solutions, Inc.	181,589	15,080,966
Texas Instruments Inc.	161,065	8,608,924
		115,612,309

Systems Software–6.49%

Check Point Software Technologies Ltd. (Israel)(c)	213,844	16,502,341
Oracle Corp.	208,675	8,741,396
ServiceNow, Inc. (c)	304,048	22,165,099
		47,408,836

Technology Hardware, Storage & Peripherals–6.76%

Apple Inc.	421,791	49,417,034

Wireless Telecommunication Services–1.21%

Sprint Corp. (c)	2,047,132	8,802,668
Total Common Stocks & Other Equity Interests (Cost $475,473,236)		698,426,318

Money Market Funds–3.36%

Liquid Assets Portfolio –Institutional Class (d)	12,283,044	12,283,044
Premier Portfolio –Institutional Class (d)	12,283,044	12,283,044
Total Money Market Funds (Cost $24,566,088)		24,566,088
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.96% (Cost $500,039,324)		722,992,406

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.43%

Liquid Assets Portfolio - Institutional Class (Cost $3,154,647)(d)(e)	3,154,647	3,154,647
TOTAL INVESTMENTS–99.39% (Cost $503,193,971)		726,147,053
OTHER ASSETS LESS LIABILITIES–0.61%		4,439,685
NET ASSETS–100.00%		$730,586,738

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2015.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$2,470,465	$(2,470,465)	$—
*Amountdoes not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Technology Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Technology Fund

As of January 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $341,760,611 and $412,870,571, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$251,193,127
Aggregate unrealized (depreciation) of investment securities	(28,526,452)
Net unrealized appreciation of investment securities	$222,666,675
Cost of investments for tax purposes is $503,480,378.

Invesco Technology Fund

Invesco Technology Sector Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	MS-TECH-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.75%

Application Software–5.26%

Monitise PLC (United Kingdom)(b)(c)	2,619,096	$512,801
salesforce.com, inc. (c)	70,191	962,282
Splunk Inc. (c)	11,510	594,491
		5,069,574

Biotechnology–13.89%

Alkermes PLC (c)	53,214	3,844,711
Amgen Inc.	18,094	2,754,992
Biogen Idec Inc. (c)	3,162	1,230,524
Celgene Corp. (c)	33,411	3,981,255
Gilead Sciences, Inc. (c)	15,043	1,576,958
		13,388,440

Cable & Satellite–4.40%

DISH Network Corp. -Class A (c)	48,697	3,425,834
Time Warner Cable Inc.	6,035	821,545
		4,247,379

Communications Equipment–5.55%

Cisco Systems, Inc.	103,403	2,726,220
Palo Alto Networks, Inc. (c)	14,066	1,777,802
QUALCOMM, Inc.	13,546	846,083
		5,350,105

Consumer Electronics–2.64%

Harman International Industries, Inc.	19,643	2,546,322

Data Processing & Outsourced Services–8.59%

Alliance Data Systems Corp. (c)	8,665	2,502,712
MasterCard, Inc. -Class A	48,965	4,016,599
Visa Inc. -Class A	6,908	1,760,918
		8,280,229

Home Entertainment Software–0.16%

Activision Blizzard, Inc.	7,216	150,778

Internet Retail–2.84%

Amazon.com, Inc. (c)	4,300	1,524,479
Priceline Group Inc. (The) (c)	1,199	1,210,367
		2,734,846

Internet Software & Services–12.99%

Alibaba Group Holding Ltd. -ADR (China)(c)	25,933	2,310,111
Facebook Inc. -Class A (c)	54,109	4,107,414
Google Inc. -Class A (c)	7,663	4,119,246
Google Inc. -Class C (c)	3,713	1,984,673
		12,521,444

Life Sciences Tools & Services–1.88%

Thermo Fisher Scientific, Inc.	14,490	1,814,293

	Shares	Value

Pharmaceuticals–5.72%

AbbVie Inc.	19,256	$1,162,099
Actavis PLC (c)	9,496	2,531,064
Bristol-Myers Squibb Co.	30,240	1,822,565
		5,515,728

Semiconductor Equipment–1.45%

Applied Materials, Inc.	61,095	1,395,410

Semiconductors–15.87%

ARM Holdings PLC -ADR (United Kingdom)	10,965	513,601
Avago Technologies Ltd. (Singapore)	26,808	2,758,007
Micron Technology, Inc. (c)	113,176	3,312,096
NXP Semiconductors N.V. (Netherlands)(c)	56,297	4,466,604
ON Semiconductor Corp. (c)	116,056	1,161,721
Skyworks Solutions, Inc.	24,091	2,000,757
Texas Instruments Inc.	20,245	1,082,095
		15,294,881

Systems Software–6.52%

Check Point Software Technologies Ltd. (Israel)(c)	28,306	2,184,374
Oracle Corp.	27,695	1,160,144
ServiceNow, Inc. (c)	40,338	2,940,640
		6,285,158

Technology Hardware, Storage & Peripherals–6.78%

Apple Inc.	55,781	6,535,302

Wireless Telecommunication Services–1.21%

Sprint Corp. (c)	271,551	1,167,669
Total Common Stocks & Other Equity Interests (Cost $71,334,975)		92,297,558

Money Market Funds–3.54%

Liquid Assets Portfolio –Institutional Class (d)	1,703,344	1,703,344
Premier Portfolio –Institutional Class (d)	1,703,344	1,703,344
Total Money Market Funds (Cost $3,406,688)		3,406,688
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.29% (Cost $74,741,663)		95,704,246

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.51%

Liquid Assets Portfolio - Institutional Class (Cost $491,081)(d)(e)	491,081	491,081
TOTAL INVESTMENTS–99.80% (Cost $75,232,744)		96,195,327
OTHER ASSETS LESS LIABILITIES–0.20%		195,658
NET ASSETS–100.00%		$96,390,985

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Investment Abbreviations:
ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2015.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$384,575	$(384,575)	$—

             *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Sector Fund

A. Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Technology Sector Fund

E. Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Technology Sector Fund

As of January 31, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $45,492,850 and $57,023,446, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$25,496,952
Aggregate unrealized (depreciation) of investment securities	(4,563,546)
Net unrealized appreciation of investment securities	$20,933,406
Cost of investments for tax purposes is $75,261,921.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund Quarterly Schedule of Portfolio Holdings January 31, 2015

invesco.com/us	VK-VOPP-QTR-1 01/15	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2015

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.48%

Advertising–3.20%

Omnicom Group Inc.	401,355	$29,218,644

Air Freight & Logistics–1.87%

UTi Worldwide, Inc. (b)(c)	1,442,664	17,124,422

Application Software–1.53%

Synopsys, Inc. (c)	325,100	13,976,049

Asset Management & Custody Banks–1.51%

Affiliated Managers Group, Inc. (c)	67,100	13,790,392

Automobile Manufacturers–1.50%

Nissan Motor Co., Ltd. (Japan)(b)	1,603,500	13,714,492

Cable & Satellite–2.09%

Time Warner Cable Inc.	140,002	19,058,472

Coal & Consumable Fuels–0.71%

Peabody Energy Corp. (b)	1,047,029	6,522,991

Communications Equipment–1.72%

Cisco Systems, Inc.	595,100	15,689,812

Consumer Finance–2.67%

Synchrony Financial (c)	791,700	24,431,862

Department Stores–2.18%

Macy’s, Inc.	311,772	19,915,995

Diversified Banks–20.11%

Bank of America Corp.	1,513,866	22,935,070
Citigroup Inc.	644,621	30,264,956
Comerica Inc.	325,635	13,513,852
JPMorgan Chase & Co.	1,008,664	54,851,148
U.S. Bancorp	339,438	14,225,847
Wells Fargo & Co.	922,825	47,913,074
		183,703,947

Diversified Metals & Mining–1.13%

Teck Resources Ltd. -Class B (Canada)(b)	799,418	10,296,504

Electronic Components–1.56%

Corning Inc.	601,400	14,295,278

Food Retail–1.52%

Kroger Co. (The)	200,788	13,864,411

General Merchandise Stores–1.47%

Target Corp.	182,642	13,444,278

Household Products–1.41%

Procter & Gamble Co. (The)	152,860	12,884,569

	Shares	Value

Industrial Conglomerates–2.09%

General Electric Co.	799,845	$19,108,297

Integrated Oil & Gas–12.09%

Chevron Corp.	289,929	29,726,420
Exxon Mobil Corp.	134,482	11,756,417
Petroleo Brasileiro S.A. -ADR (Brazil)	2,218,041	13,330,426
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	565,888	34,773,818
Total S.A. -ADR (France)(b)	405,500	20,887,305
		110,474,386

Integrated Telecommunication Services–1.06%

Verizon Communications Inc.	212,219	9,700,531

Internet Software & Services–1.39%

Google Inc. -Class C (c)	23,700	12,668,124

Investment Banking & Brokerage–3.94%

Goldman Sachs Group, Inc. (The)	92,287	15,911,202
Morgan Stanley	593,320	20,060,149
		35,971,351

Life & Health Insurance–5.98%

Aflac, Inc.	237,700	13,567,916
MetLife, Inc.	382,000	17,763,000
Unum Group	748,674	23,253,814
		54,584,730

Managed Health Care–3.07%

Anthem, Inc.	207,658	28,025,524

Marine–1.04%

Diana Shipping Inc. (Greece)(c)	1,426,724	9,473,447

Oil & Gas Drilling–1.07%

Noble Corp. PLC (b)	604,433	9,803,903

Pharmaceuticals–5.38%

Bristol-Myers Squibb Co.	256,805	15,477,638
Novartis AG (Switzerland)	212,300	20,697,505
Pfizer Inc.	414,700	12,959,375
		49,134,518

Property & Casualty Insurance–2.47%

Allied World Assurance Co. Holdings AG	212,503	8,217,491
Allstate Corp. (The)	205,319	14,329,213
		22,546,704

Regional Banks–2.12%

Investors Bancorp, Inc.	788,119	8,677,190
Zions Bancorp.	444,200	10,643,032
		19,320,222

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Semiconductors–1.30%

NXP Semiconductors N.V. (Netherlands)(c)	150,100	$11,908,934

Steel–1.10%

POSCO -ADR (South Korea)	172,104	10,021,616

Systems Software–2.24%

Oracle Corp.	487,900	20,438,131

Technology Distributors–1.82%

CDW Corp.	484,019	16,582,491

Technology Hardware, Storage & Peripherals–1.38%

Hewlett-Packard Co.	348,061	12,575,444

Wireless Telecommunication Services–0.76%

Vodafone Group PLC -ADR (United Kingdom)	198,103	6,959,358
Total Common Stocks & Other Equity Interests (Cost $713,177,411)		881,229,829

	Shares	Value

Money Market Funds–3.56%

Liquid Assets Portfolio –Institutional Class (d)	16,236,513	$16,236,513
Premier Portfolio –Institutional Class (d)	16,236,514	16,236,514
Total Money Market Funds (Cost $32,473,027)		32,473,027
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.04% (Cost $745,650,438)		913,702,856

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.81%

Liquid Asset Portfolio - Institutional Class (Cost $34,834,793)(d)(e)	34,834,793	34,834,793
TOTAL INVESTMENTS–103.85% (Cost $780,485,231)		948,537,649
OTHER ASSETS LESS LIABILITIES–(3.85)%		(35,123,254)
NET ASSETS–100.00%		$913,414,395

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2015.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of January 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$33,952,747	$(33,952,747)	$ —
*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Value Opportunities Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$914,125,652	$34,411,997	$—	$948,537,649

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2015 was $128,102,782 and $184,668,108, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$238,001,107
Aggregate unrealized (depreciation) of investment securities	(77,917,275)
Net unrealized appreciation of investment securities	$160,083,832
Cost of investments for tax purposes is $788,453,817.

Invesco Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.